Cost of Revenue (Details) - Schedule of cost of revenue - USD ($)	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Schedule Of Cost Of Revenue Abstract
Cost for supply chain management platform service	$ 192,681	$ 214,418